Fair value measurements - Fair Value Measurements at Reporting Date (Details) - Fair value, measurements, recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets:
Derivative assets	¥ 0
Liabilities:
Derivatives liabilities - warrants	¥ 0
Foreign currency forward contracts
Assets:
Derivative assets		¥ 960
Derivatives liabilities - warrants
Liabilities:
Derivatives liabilities - warrants		(71,237)
Significant Other Observable Inputs (Level 2) | Foreign currency forward contracts
Assets:
Derivative assets		960
Significant Unobservable Inputs (Level 3) | Derivatives liabilities - warrants
Liabilities:
Derivatives liabilities - warrants		¥ (71,237)